LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2018
Deposit Assets Disclosure [Abstract]
Schedule of Long Term Deposits	Long-term deposits consist of the following:
	As of December 31,
	2017	2018

Concession fee deposits	$5,516	$920
Office rental deposits	523	430

Total long-term deposits	$6,039	$1,350